Reserve Fund (Tables)	12 Months Ended
Dec. 31, 2024
Reserve Fund [Abstract]
Schedule of Reserve Fund is Comprised of Cash and Cash Equivalents

The Reserve Fund is comprised of cash and cash equivalents, U.S. Treasury securities and corporate bonds held at banks and brokerage firms as follows:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$14,209	$16,522

Financial assets at fair value through other comprehensive income:
Short-term investments (*)
U.S. Treasury securities	2,954	986
Corporate bonds – marketable investments	8,848	15,996
Total short-term investments	11,802	16,982

Long-term investments (*)
U.S. Treasury securities	-	901
Corporate bonds and loans (principally) – marketable investments	8,314	-
Total long-term investments	8,314	901
Total Reserve Fund	$34,325	$34,405

(*)	Classified as Level 1 inputs in the fair value hierarchy.